Borrowings - Short-term Borrowings (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 3.8	$ 0.0	$ 0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 3.8	$ 0.0